INVESTMENT IN MARKETABLE SECURITIES (Details Narrative) - USD ($)	Dec. 31, 2021	Sep. 27, 2021	Dec. 31, 2020	Dec. 09, 2020	Nov. 03, 2020	Oct. 16, 2018	Jul. 30, 2018	May 17, 2018
Investment amount	$ 577,035		$ 66,484
Greenpro Capital Corp. [Member]
Investment in securities, shares						33,333	20	83,333
Investment amount						$ 1,000	$ 125	$ 500,000
Purchased price per shares						$ 0.03	$ 6.2613	$ 6
DSwiss Inc [Member]
Investment in securities, shares				16,663	6,667
Investment amount				$ 83,315	$ 76,671
Purchased price per shares				$ 5	$ 11.50
SEATech Ventures Corp [Member]
Investment in securities, shares		11,665
Investment amount		$ 18,874
Purchased price per shares		$ 1.62